Commitments and Contingencies (Details Narrative)						3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 26, 2015 USD ($) $ / shares shares	Jun. 18, 2015 USD ($) ft² $ / shares shares	Jun. 05, 2015 USD ($)	Feb. 26, 2015 USD ($) shares	Dec. 17, 2014 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Jun. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Other Commitments [Line Items]
Lease expiration date			Jan. 31, 2017
Sublease rent expense			$ 5,000
Rent expense							$ 141,721		$ 67,937	$ 182,952		$ 59,747
Cash payment of purchase price										9,465		11,896
Number of common stock value issued for purchases of assets												55,000
Environmental Turf Services, LLC [Member]
Other Commitments [Line Items]
Operating leases rent expense						$ 3,000		$ 9,000			$ 23,197		$ 18,903
Ever Blooming Industrial Limited [Member] | Vendor Credit Agreements [Member]
Other Commitments [Line Items]
Prepaid expenses												100,000
Equity Purchase Agreement [Member] | Kodiak Capital LLC [Member]
Other Commitments [Line Items]
Long-term purchase commitment, amount					$ 5,000,000		$ 5,000,000			$ 5,000,000
Noncontrolling interest, ownership percentage by noncontrolling owners					9.99%
Purchase agreement termination closing date					Dec. 31, 2016		Dec. 31, 2016			Dec. 31, 2016
Registration Rights Agreement [Member] | Kodiak Capital LLC [Member]
Other Commitments [Line Items]
Registration payment arrangement, maximum potential consideration					$ 5,000,000
Asset Purchase Agreement [Member]
Other Commitments [Line Items]
Total purchase price				$ 62,500
Cash payment of purchase price				$ 7,500
Number of common stock shares issued for purchases of assets | shares				11,000
Number of common stock value issued for purchases of assets				$ 55,000
Performance based earn out period				18 months
Performance percentage				50.00%
Maximum earn out amount				$ 187,500
Stock Purchase Agreement [Member] | Ever Blooming Industrial Limited [Member]
Other Commitments [Line Items]
Number of common stock shares issued for consideration of future inventory purchases | shares		100,000
Common stock price per share | $ / shares		$ 1.00
Number of common stock value issued for consideration of future inventory purchases		$ 100,000
Stock Purchase Agreement [Member] | Yayu General Machinery Co., LTD[Member]
Other Commitments [Line Items]
Number of common stock shares issued for consideration of future inventory purchases | shares	200,000
Common stock price per share | $ / shares	$ 1.00
Number of common stock value issued for consideration of future inventory purchases	$ 200,000
Prepaid expenses							$ 54,635	105,096		$ 105,096
Vendor Credit Agreements [Member]
Other Commitments [Line Items]
Prepaid expenses								$ 105,000		$ 105,000
Vendor Credit Agreements [Member] | Yayu General Machinery Co., LTD[Member]
Other Commitments [Line Items]
Prepaid expenses												$ 200,000
2014 Stock Incentive Plan [Member]
Other Commitments [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant | shares							3,000,000	3,000,000		3,000,000
Number of stock options issued | shares										1,587,500
Lease Agreement [Member]
Other Commitments [Line Items]
Operating lease period		38 months
Lease expiration date		Oct. 31, 2018
Operating leases rent expense		$ 16,504
Area of square feet | ft²		25,788